As filed with the U.S. Securities and Exchange Commission on October 17, 2011

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

And/or

Registration Statement

Under

The Investment Company Act Of 1940	☒
Amendment No. 55	☒

(Check appropriate box or boxes)

ING PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 55 to its Registration Statement on form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 17th day of October, 2011.

ING PARTNERS, INC

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	October 17, 2011

John V. Boyer*	Director	October 17, 2011

Patricia W. Chadwick*	Director	October 17, 2011

J. Michael Earley*	Director	October 17, 2011

Patrick W. Kenny *	Director	October 17, 2011

Shaun P. Mathews *	Interested Director and President and Chief Executive Officer	October 17, 2011

Sheryl K. Pressler*	Director	October 17, 2011

Colleen D. Baldwin*	Director	October 17, 2011

Peter S. Drotch*	Director	October 17, 2011

Roger B. Vincent*	Director	October 17, 2011

Robert W. Crispin*	Interested Director	October 17, 2011

*By:	/S/ HUEY P. FALGOUT, JR
Huey P. Falgout, Jr. as Attorney-in-Fact**

** Powers of Attorney for Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2011 and are incorporated herein by reference.

EXHIBIT INDEX

ING Partners, Inc.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase